SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Unrecognized tax benefits		$ 239,927					$ 239,927	$ 239,927
Anti-dilutive securities attributable to warrants (in shares)	50,445,978		40,345,124	50,195,421	48,113,121		43,058,865	35,919,104
Exercise price of warrants	$ 1.61	$ 1.61		$ 1.61			$ 1.61
Sale of Private Placement Warrants (in shares)	6,439	6,439		6,439			6,439
LifeSci Acquisition II Corp
Unrecognized tax benefits	$ 0			$ 0		$ 0			$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0			0		$ 0			$ 0
Anti-dilutive securities attributable to warrants (in shares)	50,445,978					3,146,454
Federal depository insurance coverage	$ 250,000			$ 250,000		$ 250,000
Units Issued During Period, Shares, New Issues		8,009,041
Offering Costs	$ 1,858,498					$ 1,858,498